WARRANT DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
WARRANT DERIVATIVE LIABILITY.
Summary of key assumptions used to determine fair value of warrants

	May 31,	December 31,	March 31,
	2019	2020	2021
Number of shares underlying the warrants	3,000,000	1,645,807	322,807
Fair market value of stock	$0.95	$0.48	$0.92
Exercise price	$1.30	$0.40	$0.40
Volatility	133%	108%	110%
Risk-free interest rate	1.93%	0.36%	0.92%
Warrant life (years)	5.00	3.41	3.16

The following are the key assumptions that were used to determine the fair value of the 2019 Warrants:

	May 31,	December 31,	December 31,
	2019	2019	2020
Number of shares underlying the warrants	3,000,000	8,666,667	1,645,807
Fair market value of stock	$0.95	$0.63	$0.48
Exercise price	$1.30	$0.45	$0.40
Volatility	133%	124%	108%
Risk-free interest rate	1.93%	1.69%	0.36%
Warrant life (years)	5.00	4.41	3.41

Summary of the changes in the fair value of the warrant derivative liability

	Three months ended March 31,
	2021	2020
Beginning balance	$561,368	$4,620,593
Warrant exercise	(1,539,981)	(82,241)
Change in fair value of warrants derivative liability	1,198,744	(1,375,619)
Ending balance	$220,131	$3,162,733

The following table sets forth a summary of the changes in the fair value of the warrant derivative liability, our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	December 31,
	2020	2019
Beginning balance	$4,620,593	$—
Recognition of warrant derivative liability on May 31, 2019	—	2,416,421
Warrant exercise	(3,323,429)	—
Change in fair value of warrants derivative liability	(735,796)	2,204,172
Ending balance	$561,368	$4,620,593